Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant stock options or stock appreciation rights, and therefore we do not have a policy or practice regarding the timing for granting these types of awards. We historically granted stock-settled appreciation rights but have not done so since 2020. Eligible employees may voluntarily enroll in the AGCO Corporation Employee Stock Purchase Plan and receive an option to purchase shares at a discount using payroll deductions accumulated during the applicable offering period.
Our current long-term incentive program is comprised of restricted stock units and performance-share plan units. We typically have two regular equity award grant dates, one in January and one in July. On the date of the Talent and Compensation Committee’s regularly scheduled meeting in January of each year, we generally grant annual equity awards to our named executive officers and other eligible employees. On the date of the Talent and Compensation Committee’s regularly scheduled meeting in July of each year, the Talent and Compensation Committee and/or its delegates generally grant off-cycle equity awards, such as new hire awards, retention awards, or performance recognition awards. In addition, we occasionally make special equity award grants at other times during the year, such as in connection with the closing of a transaction.

Award Timing Method
Our current long-term incentive program is comprised of restricted stock units and performance-share plan units. We typically have two regular equity award grant dates, one in January and one in July. On the date of the Talent and Compensation Committee’s regularly scheduled meeting in January of each year, we generally grant annual equity awards to our named executive officers and other eligible employees. On the date of the Talent and Compensation Committee’s regularly scheduled meeting in July of each year, the Talent and Compensation Committee and/or its delegates generally grant off-cycle equity awards, such as new hire awards, retention awards, or performance recognition awards. In addition, we occasionally make special equity award grants at other times during the year, such as in connection with the closing of a transaction.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false